Mar. 31, 2017
Federated International Series, Inc.

Federated Global Total Return Bond Fund

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/ReturnSummary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."